Equity (Tables)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Share capital
At June 30, 2019, share capital is represented by 327,890,392 common shares, per value of US$0.000025. Share capital is composed of the following shares for the six-month
periods ended June 30, 2019 and the year ended December 31, 2018:

December 31, 2017 shares outstanding	262,288,607

Primary shares offered in the IPO	50,925,642
Primary shares offered in the follow-on offering	11,550,000
Treasury shares	503,642
Long-Term Incentive Plan	3,024,625
Repurchase of common shares	(503,642)

December 31, 2018 shares outstanding	327,788,874

Long-Term Incentive Plan	101,517

June 30, 2019 shares outstanding	327,890,391